Document and Entity Information	Feb. 18, 2025
Cover [Abstract]
Entity Registrant Name	HERC HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0001364479
Document Type	8-K
Document Period End Date	Feb. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-33139
Entity Tax Identification Number	20-3530539
Entity Address, Address Line One	27500 Riverview Center Blvd.
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34134
City Area Code	(239)
Local Phone Number	301-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false